Commitments and Contingencies - Product Liability (Details) € in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) case individual lawsuit item	Dec. 31, 2015 lawsuit	Dec. 31, 2016 EUR (€)
Product Liability - Filters
Product Liability Litigation
Number of customers who obtained an order in the French Courts against 3M Purification SAS | item	1
Number of other customers the Company has resolved claims with | item	2
Number of lawsuits filed | case	2
Product Liability Litigation - EDF
Product Liability Litigation
Amount of potential damages (minimum) EDF incurred as stated by court appointed expert witness | €			€ 100
Product liability - Bair Hugger
Product Liability Litigation
Number of lawsuits filed	1,260	122
Accrued loss contingency reserve | $	$ 0
Product liability - Bair Hugger | U.S. District Court for the Western District of Tennessee
Product Liability Litigation
Number of lawsuits filed	1
Product Liability - Lava Ultimate Dental Restorative Material Member
Product Liability Litigation
Number of lawsuits filed	3
Product Liability - Lava Ultimate Dental Restorative Material Member | U.S. District Court for the District of Minnesota
Product Liability Litigation
Number of lawsuits filed	1
Number of plaintiffs | individual	39
Number of states involved in lawsuit | item	13
Product Liability - Lava Ultimate Dental Restorative Material Member | Madison County Illinois
Product Liability Litigation
Number of lawsuits filed	1
Product Liability - Lava Ultimate Dental Restorative Material Member | U.S. District Court of the Northern District of New York
Product Liability Litigation
Number of lawsuits filed	1
Product Liability - Lava Ultimate Dental Restorative Material Member | Madison County Illinois and U.S. District Court of the Northern District of New York in Aggregate
Product Liability Litigation
Number of lawsuits filed	2